UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

Hilton BDC Corporate Bond ETF Tailored Shareholder Report

semi-annual shareholder report April 30, 2026 Hilton BDC Corporate Bond ETF Ticker: HBDC (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Hilton BDC Corporate Bond ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.hiltonetfs.com. You can also request this information by contacting us at (833) 594-4586 or by writing to the Hilton BDC Corporate Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hilton BDC Corporate Bond ETF	$20	0.39%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$ 85,714
Number of Holdings	141
Total Advisory Fee Paid	$176,278
Portfolio Turnover Rate	25%

Sector Breakdown

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Total Net Assets)
Apollo Debt Solutions BDC, 6.90%, 04/13/2029	1.4
Apollo Debt Solutions BDC, 6.70%, 07/29/2031	1.4
Blackstone Private Credit Fund, 2.63%, 12/15/2026	1.3
Ares Strategic Income Fund, 5.70%, 03/15/2028	1.3
Blue Owl Credit Income Corp., 5.80%, 03/15/2030	1.3
Ares Capital Corp., 2.88%, 06/15/2028	1.3
Blue Owl Credit Income Corp., 6.60%, 09/15/2029	1.2
Blue Owl Capital Corp., 5.95%, 03/15/2029	1.2
Blue Owl Capital Corp., 3.40%, 07/15/2026	1.2
Ares Capital Corp., 5.88%, 03/01/2029	1.1

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit .

Hilton Small-MidCap Opportunity ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Hilton Small-MidCap Opportunity ETF Ticker: SMCO (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Hilton Small-MidCap Opportunity ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.hiltonetfs.com. You can also request this information by contacting us at (833) 594-4586 or by writing to the Hilton Small-MidCap Opportunity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hilton Small-MidCap Opportunity ETF	$29	0.55%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$130,408.00
Number of Holdings	63
Total Advisory Fee Paid	$380,712
Portfolio Turnover Rate	16%

Sector Breakdown

(% of Total Net Assets)

Industrials
22.0%
Technology
17.1%
Financials
13.9%
Consumer Discretionary
12.6%
Health Care
8.7%
Energy
6.2%
Utilities
5.0%
Consumer Staples
4.6%
Materials
4.1%
Communications
2.6%
Real Estate
2.0%
Cash & Other
1.2%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Total Net Assets)
Clean Harbors, Inc.	2.7
Dycom Industries, Inc.	2.5
MKS, Inc.	2.5
Primoris Services Corp.	2.5
Teledyne Technologies, Inc.	2.4
Ciena Corp.	2.4
nVent Electric PLC	2.4
EQT Corp.	2.3
IDACORP, Inc.	2.3
MACOM Technology Solutions Holdings, Inc.	2.2

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.hiltonetfs.com/smco.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements
April 30, 2026 (Unaudited)

Tidal Trust II

Hilton Small-MidCap Opportunity ETF | SMCO | The Nasdaq Stock Market, LLC
Hilton BDC Corporate Bond ETF| HBDC | The Nasdaq Stock Market, LLC

Hilton ETFs

Hilton BDC Corporate Bond ETF

Schedule of Investments

April 30, 2026 (Unaudited)

		Maturity	Principal
CORPORATE BONDS - 98.6%	Coupon	Date	Amount	Value
Financial Services - 98.6%(a)
Apollo Debt Solutions BDC (Callable 11/08/2028)(b)	5.20%	12/08/2028	$472,000	$467,224
Apollo Debt Solutions BDC (Callable 03/13/2029)	6.90%	04/13/2029	1,186,000	1,224,980
Apollo Debt Solutions BDC (Callable 07/30/2030)	5.88%	08/30/2030	582,000	577,354
Apollo Debt Solutions BDC (Callable 12/23/2030)(b)	5.70%	01/23/2031	884,000	869,637
Apollo Debt Solutions BDC (Callable 05/29/2031)	6.70%	07/29/2031	1,174,000	1,199,157
Apollo Debt Solutions BDC (Callable 01/15/2032)	6.55%	03/15/2032	590,000	597,075
Ares Capital Corp. (Callable 06/15/2026)	2.15%	07/15/2026	920,000	915,428
Ares Capital Corp.(c)	7.00%	01/15/2027	831,000	841,921
Ares Capital Corp. (Callable 05/15/2027)	2.88%	06/15/2027	463,000	451,996
Ares Capital Corp. (Callable 04/15/2028)	2.88%	06/15/2028	1,165,000	1,112,260
Ares Capital Corp. (Callable 02/01/2029)	5.88%	03/01/2029	922,000	931,549
Ares Capital Corp. (Callable 06/15/2029)	5.95%	07/15/2029	780,000	787,373
Ares Capital Corp. (Callable 08/01/2030)	5.50%	09/01/2030	695,000	686,001
Ares Capital Corp. (Callable 12/15/2030)	5.10%	01/15/2031	603,000	585,470
Ares Capital Corp. (Callable 03/12/2031)	5.25%	04/12/2031	699,000	680,529
Ares Capital Corp. (Callable 08/15/2031)	3.20%	11/15/2031	638,000	559,372
Ares Capital Corp. (Callable 01/08/2032)	5.80%	03/08/2032	920,000	914,125
Ares Strategic Income Fund (Callable 02/15/2028)	5.70%	03/15/2028	1,138,000	1,139,388
Ares Strategic Income Fund (Callable 08/09/2028)(b)	5.45%	09/09/2028	682,000	677,862
Ares Strategic Income Fund (Callable 12/15/2028)(b)	4.85%	01/15/2029	683,000	664,921
Ares Strategic Income Fund (Callable 07/15/2029)	6.35%	08/15/2029	794,000	804,272
Ares Strategic Income Fund (Callable 01/15/2030)	5.60%	02/15/2030	832,000	817,035
Ares Strategic Income Fund (Callable 08/09/2030)(b)	5.80%	09/09/2030	572,000	562,684
Ares Strategic Income Fund (Callable 12/15/2030)(b)	5.15%	01/15/2031	572,000	546,675
Ares Strategic Income Fund (Callable 03/15/2031)(b)	5.55%	04/15/2031	799,000	775,932
Ares Strategic Income Fund (Callable 01/21/2032)	6.20%	03/21/2032	856,000	849,576
Bain Capital Specialty Finance, Inc. (Callable 09/13/2026)	2.55%	10/13/2026	363,000	358,850
Bain Capital Specialty Finance, Inc. (Callable 02/15/2030)	5.95%	03/15/2030	425,000	416,818
Barings BDC, Inc. (Callable 10/13/2026)	3.30%	11/23/2026	389,000	384,462
Barings BDC, Inc. (Callable 08/15/2028)	5.20%	09/15/2028	362,000	355,141
Barings BDC, Inc. (Callable 01/15/2029)	7.00%	02/15/2029	361,000	367,435
Barings Private Credit Corp. (Callable 01/06/2029)(b)	5.75%	02/06/2029	424,000	415,989
Barings Private Credit Corp. (Callable 05/11/2030)(b)	6.15%	06/11/2030	481,000	471,054
BlackRock TCP Capital Corp. (Callable 04/30/2029)	6.95%	05/30/2029	396,000	391,737
Blackstone Private Credit Fund (Callable 11/15/2026)	2.63%	12/15/2026	1,161,000	1,144,338
Blackstone Private Credit Fund (Callable 02/15/2027)	3.25%	03/15/2027	919,000	904,238
Blackstone Private Credit Fund (Callable 08/26/2027)	4.95%	09/26/2027	362,000	359,463
Blackstone Private Credit Fund (Callable 10/27/2028)	7.30%	11/27/2028	604,000	624,455
Blackstone Private Credit Fund (Callable 11/15/2028)	4.00%	01/15/2029	599,000	570,386
Blackstone Private Credit Fund (Callable 06/16/2029)	5.95%	07/16/2029	846,000	846,940
Blackstone Private Credit Fund (Callable 10/22/2029)	5.60%	11/22/2029	362,000	357,727
Blackstone Private Credit Fund (Callable 03/01/2030)	5.25%	04/01/2030	360,000	348,690
Blackstone Private Credit Fund (Callable 08/10/2030)	5.05%	09/10/2030	464,000	444,822
Blackstone Private Credit Fund (Callable 11/25/2030)	6.25%	01/25/2031	562,000	561,835
Blackstone Private Credit Fund (Callable 02/12/2031)	5.35%	03/12/2031	657,000	632,188

The accompanying notes are an integral part of these financial statements.

Blackstone Private Credit Fund (Callable 11/29/2031)	6.00%	01/29/2032	$929,000	$912,845
Blackstone Private Credit Fund (Callable 08/22/2034)	6.00%	11/22/2034	758,000	721,288
Blackstone Secured Lending Fund (Callable 08/19/2026)	2.75%	09/16/2026	744,000	736,895
Blackstone Secured Lending Fund (Callable 01/15/2027)	2.13%	02/15/2027	658,000	642,586
Blackstone Secured Lending Fund (Callable 10/15/2027)	5.88%	11/15/2027	422,000	425,326
Blackstone Secured Lending Fund (Callable 03/13/2028)	5.35%	04/13/2028	742,000	740,505
Blackstone Secured Lending Fund (Callable 07/30/2028)	2.85%	09/30/2028	682,000	639,841
Blackstone Secured Lending Fund (Callable 05/30/2030)	5.30%	06/30/2030	528,000	514,943
Blackstone Secured Lending Fund (Callable 12/31/2030)	5.13%	01/31/2031	531,000	511,753
Blue Owl Capital Corp. II (Callable 10/15/2026)	8.45%	11/15/2026	427,000	432,879
Blue Owl Capital Corp. (Callable 06/15/2026)	3.40%	07/15/2026	1,057,000	1,053,665
Blue Owl Capital Corp. (Callable 12/15/2026)	2.63%	01/15/2027	487,000	477,832
Blue Owl Capital Corp. (Callable 03/13/2027)	3.13%	04/13/2027	303,000	296,442
Blue Owl Capital Corp. (Callable 04/11/2028)	2.88%	06/11/2028	893,000	837,969
Blue Owl Capital Corp. (Callable 02/15/2029)	5.95%	03/15/2029	1,061,000	1,055,015
Blue Owl Capital Corp. (Callable 06/15/2030)	6.20%	07/15/2030	493,000	489,878
Blue Owl Credit Income Corp. (Callable 08/23/2026)	3.13%	09/23/2026	415,000	410,932
Blue Owl Credit Income Corp. (Callable 01/08/2027)	4.70%	02/08/2027	579,000	575,794
Blue Owl Credit Income Corp. (Callable 08/16/2027)	7.75%	09/16/2027	697,000	710,018
Blue Owl Credit Income Corp. (Callable 04/23/2028)	5.90%	05/23/2028	470,000	465,448
Blue Owl Credit Income Corp. (Callable 05/13/2028)	7.95%	06/13/2028	756,000	778,144
Blue Owl Credit Income Corp. (Callable 12/15/2028)	7.75%	01/15/2029	641,000	661,310
Blue Owl Credit Income Corp. (Callable 08/15/2029)	6.60%	09/15/2029	1,053,000	1,056,661
Blue Owl Credit Income Corp. (Callable 02/15/2030)	5.80%	03/15/2030	1,163,000	1,131,929
Blue Owl Credit Income Corp. (Callable 01/15/2031)	6.65%	03/15/2031	874,000	870,695
Blue Owl Technology Finance Corp. (Callable 06/07/2026)(b)	3.75%	06/17/2026	434,000	432,901
Blue Owl Technology Finance Corp. (Callable 12/15/2026)	2.50%	01/15/2027	366,000	356,296
Blue Owl Technology Finance Corp. (Callable 02/15/2028)	6.10%	03/15/2028	773,000	771,292
Blue Owl Technology Finance Corp. (Callable 03/04/2029)	6.75%	04/04/2029	846,000	848,350
Blue Owl Technology Finance Corp. (Callable 12/23/2030)	6.13%	01/23/2031	484,000	466,252
Capital Southwest Corp. (Callable 08/18/2030)	5.95%	09/18/2030	424,000	420,812
Carlyle Secured Lending, Inc. (Callable 01/18/2030)	6.75%	02/18/2030	362,000	365,063
Carlyle Secured Lending, Inc. (Callable 01/15/2031)	5.75%	02/15/2031	364,000	352,770
Franklin BSP Capital Corp. (Callable 05/15/2029)	7.20%	06/15/2029	482,000	489,725
Franklin BSP Capital Corp. (Callable 09/02/2030)(b)	6.00%	10/02/2030	363,000	348,634
FS KKR Capital Corp. (Callable 12/15/2026)	2.63%	01/15/2027	483,000	472,078
FS KKR Capital Corp. (Callable 06/15/2027)	3.25%	07/15/2027	600,000	582,949
FS KKR Capital Corp. (Callable 08/12/2028)	3.13%	10/12/2028	904,000	847,188
FS KKR Capital Corp. (Callable 12/15/2028)	7.88%	01/15/2029	485,000	499,121
FS KKR Capital Corp. (Callable 07/15/2029)	6.88%	08/15/2029	719,000	717,165
FS KKR Capital Corp. (Callable 12/15/2029)	6.13%	01/15/2030	842,000	816,361
Goldman Sachs BDC, Inc.(c)	6.38%	03/11/2027	482,000	487,548
Goldman Sachs BDC, Inc. (Callable 12/28/2028)	5.10%	01/28/2029	485,000	475,660
Goldman Sachs BDC, Inc. (Callable 08/09/2030)	5.65%	09/09/2030	483,000	475,585
Goldman Sachs Private Credit Corp. (Callable 04/06/2028)(b)	5.88%	05/06/2028	481,000	481,768
Goldman Sachs Private Credit Corp. (Callable 12/31/2028)(b)	5.38%	01/31/2029	795,000	785,199
Goldman Sachs Private Credit Corp. (Callable 04/06/2030)(b)	6.25%	05/06/2030	702,000	701,367
Goldman Sachs Private Credit Corp. (Callable 12/31/2030)(b)	5.88%	01/31/2031	584,000	574,760
Golub Capital BDC, Inc. (Callable 07/24/2026)	2.50%	08/24/2026	701,000	694,736
Golub Capital BDC, Inc. (Callable 01/15/2027)	2.05%	02/15/2027	425,000	414,368
Golub Capital BDC, Inc. (Callable 11/05/2028)	7.05%	12/05/2028	844,000	868,729
Golub Capital BDC, Inc. (Callable 06/15/2029)	6.00%	07/15/2029	902,000	904,880

The accompanying notes are an integral part of these financial statements.

Golub Capital Private Credit Fund (Callable 07/15/2028)(b)	5.45%	08/15/2028	$583,000	$578,587
Golub Capital Private Credit Fund (Callable 08/12/2029)	5.80%	09/12/2029	583,000	578,085
Golub Capital Private Credit Fund (Callable 04/01/2030)	5.88%	05/01/2030	600,000	592,955
Golub Capital Private Credit Fund (Callable 03/15/2031)(b)	5.60%	04/15/2031	610,000	589,929
Hercules Capital, Inc. (Callable 08/16/2026)	2.63%	09/16/2026	395,000	390,706
Hercules Capital, Inc. (Callable 12/20/2026)	3.38%	01/20/2027	426,000	420,500
Hercules Capital, Inc. (Callable 01/10/2029)	5.35%	02/10/2029	368,000	363,080
Hercules Capital, Inc. (Callable 05/16/2030)	6.00%	06/16/2030	425,000	422,668
HPS Corporate Lending Fund(c)	5.30%	06/05/2027	475,000	473,244
HPS Corporate Lending Fund (Callable 12/14/2027)	5.45%	01/14/2028	886,000	883,974
HPS Corporate Lending Fund (Callable 08/11/2028)	4.90%	09/11/2028	717,000	701,984
HPS Corporate Lending Fund (Callable 12/30/2028)	6.75%	01/30/2029	646,000	658,580
HPS Corporate Lending Fund (Callable 03/02/2029)(b)	5.15%	04/02/2029	417,000	408,544
HPS Corporate Lending Fund (Callable 08/30/2029)	6.25%	09/30/2029	476,000	480,453
HPS Corporate Lending Fund (Callable 05/05/2030)	5.85%	06/05/2030	591,000	583,010
HPS Corporate Lending Fund (Callable 10/15/2030)	5.45%	11/15/2030	589,000	570,371
HPS Corporate Lending Fund (Callable 03/02/2031)(b)	5.65%	04/02/2031	472,000	460,379
HPS Corporate Lending Fund (Callable 02/14/2032)	5.95%	04/14/2032	595,000	586,099
Main Street Capital Corp. (Callable 02/01/2029)	6.95%	03/01/2029	428,000	441,366
Main Street Capital Corp. (Callable 06/14/2026)	3.00%	07/14/2026	599,000	596,522
Main Street Capital Corp. (Callable 05/04/2027)	6.50%	06/04/2027	481,000	486,639
Main Street Capital Corp. (Callable 07/15/2028)	5.40%	08/15/2028	427,000	425,602
Morgan Stanley Direct Lending Fund (Callable 01/11/2027)	4.50%	02/11/2027	445,000	444,210
Morgan Stanley Direct Lending Fund (Callable 04/17/2029)	6.15%	05/17/2029	423,000	428,792
Morgan Stanley Direct Lending Fund (Callable 04/19/2030)	6.00%	05/19/2030	426,000	426,045
MSD Investment Corp. (Callable 04/30/2030)	6.25%	05/31/2030	582,000	576,160
MSD Investment Corp. (Callable 01/05/2031)(b)	6.13%	02/05/2031	488,000	476,715
New Mountain Finance Corp.(c)	6.20%	10/15/2027	362,000	362,684
New Mountain Finance Corp. (Callable 01/01/2029)	6.88%	02/01/2029	362,000	362,580
North Haven Private Income Fund LLC (Callable 08/25/2028)(b)	5.13%	09/25/2028	361,000	352,227
North Haven Private Income Fund LLC (Callable 01/01/2030)	5.75%	02/01/2030	362,000	353,753
Nuveen Churchill Direct Lending Corp. (Callable 02/15/2030)	6.65%	03/15/2030	362,000	363,955
Oaktree Specialty Lending Corp. (Callable 12/15/2026)	2.70%	01/15/2027	424,000	415,575
Oaktree Specialty Lending Corp. (Callable 01/15/2029)	7.10%	02/15/2029	364,000	371,341
Oaktree Specialty Lending Corp. (Callable 01/27/2030)	6.34%	02/27/2030	363,000	359,606
Oaktree Strategic Credit Fund (Callable 10/14/2028)	8.40%	11/14/2028	424,000	445,568
Oaktree Strategic Credit Fund (Callable 06/23/2029)	6.50%	07/23/2029	482,000	487,297
Oaktree Strategic Credit Fund (Callable 06/15/2030)	6.19%	07/15/2030	481,000	477,841
Prospect Capital Corp. (Callable 10/15/2026)	3.36%	11/15/2026	320,000	312,933
Prospect Capital Corp. (Callable 08/15/2028)	3.44%	10/15/2028	316,000	282,032
Sixth Street Lending Partners (Callable 02/11/2029)	6.50%	03/11/2029	899,000	919,971
Sixth Street Lending Partners (Callable 12/15/2029)	5.75%	01/15/2030	726,000	722,186
Sixth Street Lending Partners (Callable 06/15/2030)	6.13%	07/15/2030	898,000	902,596
TOTAL CORPORATE BONDS (Cost $85,696,484)				84,535,858

The accompanying notes are an integral part of these financial statements.

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(d)	62,458	$62,458

TOTAL SHORT-TERM INVESTMENTS (Cost $62,458)		62,458

TOTAL INVESTMENTS - 98.7% (Cost $85,758,942)		$84,598,316
Other Assets in Excess of Liabilities - 1.3%		1,115,502
TOTAL NET ASSETS - 100.0%		$85,713,818

Percentages are stated as a percent of net assets.

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $11,642,988 or 13.6% of the Fund’s net assets.

(c)	At maturity security. Interest is paid in full at the maturity date.

(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

The accompanying notes are an integral part of these financial statements.

Hilton Small-MidCap Opportunity ETF

Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Banking - 5.6%
Commerce Bancshares, Inc.	36,520	$1,900,136
Community Financial System, Inc.	39,327	2,491,759
Cullen/Frost Bankers, Inc.	20,169	2,923,093
		7,314,988
Consumer Discretionary Products - 2.9%
Ralph Lauren Corp. - Class A	3,520	1,262,413
YETI Holdings, Inc.(a)	62,902	2,482,113
		3,744,526
Consumer Discretionary Services - 2.8%
Live Nation Entertainment, Inc.(a)	10,000	1,579,400
Planet Fitness, Inc. - Class A(a)	31,856	2,123,840
		3,703,240
Consumer Staple Products - 1.9%
Primo Brands Corp.	118,653	2,418,148
Financial Services - 6.8%
DigitalBridge Group, Inc. - Class A	116,545	1,813,440
Houlihan Lokey, Inc. - Class A	14,154	2,190,332
Jack Henry & Associates, Inc.	13,204	2,030,115
Moelis & Co. - Class A	29,695	1,933,738
Shift4 Payments, Inc. - Class A	21,274	942,013
		8,909,638
Health Care - 8.7%
Bio-Techne Corp.	31,746	1,756,189
HealthEquity, Inc.(a)	28,004	2,297,168
RadNet, Inc.(a)	39,573	2,237,853
STERIS PLC	10,622	2,303,699
West Pharmaceutical Services, Inc.	9,065	2,697,653
		11,292,562
Industrial Products - 7.3%
BWX Technologies, Inc.	10,345	2,238,555
Federal Signal Corp.	20,574	2,533,277
Graco, Inc.	20,574	1,651,475
nVent Electric PLC	21,575	3,083,067
		9,506,374
Industrial Services - 14.7%
Clean Harbors, Inc.(a)	11,458	3,582,687
Dycom Industries, Inc.(a)	7,901	3,271,804
EMCOR Group, Inc.	2,902	2,587,626

The accompanying notes are an integral part of these financial statements.

Jacobs Solutions, Inc.	14,894	$1,927,432
Landstar System, Inc.	9,167	1,687,370
Primoris Services Corp.	17,957	3,252,911
Saia, Inc.(a)	4,224	1,895,816
WillScot Holdings Corp.	43,014	973,837
		19,179,483

Insurance - 1.5%
RenaissanceRe Holdings Ltd.	6,590	2,022,932

Materials - 4.1%
AptarGroup, Inc.	10,508	1,299,629
Commercial Metals Co.	30,540	2,106,038
Reliance, Inc.	5,280	1,914,000
		5,319,667

Media - 1.1%
Magnite, Inc.(a)	108,508	1,390,530
Oil & Gas - 6.2%
Coterra Energy, Inc.	48,048	1,725,404
EQT Corp.	50,699	3,045,996
Magnolia Oil & Gas Corp. - Class A	37,664	1,138,959
TETRA Technologies, Inc.	234,516	2,232,592
		8,142,951
Real Estate - 2.0%
EastGroup Properties, Inc. - REIT	6,232	1,253,878
Independence Realty Trust, Inc. - REIT	83,882	1,368,116
		2,621,994
Retail & Wholesale - Discretionary - 6.9%
Academy Sports & Outdoors, Inc.	30,789	1,688,469
Burlington Stores, Inc.(a)	6,925	2,216,069
Freshpet, Inc.(a)	31,360	2,113,037
Pool Corp.	6,035	1,287,386
Valvoline, Inc.(a)	49,147	1,633,155
		8,938,116
Retail & Wholesale - Staples - 2.7%
BJ’s Wholesale Club Holdings, Inc.(a)	25,038	2,350,818
Sprouts Farmers Market, Inc.(a)	14,112	1,155,067
		3,505,885
Software & Tech Services - 3.7%
Akamai Technologies, Inc.(a)	16,823	1,732,433
Amdocs Ltd.	15,683	1,014,219
Booz Allen Hamilton Holding Corp. - Class A	12,510	972,903
Tenable Holdings, Inc.(a)	55,803	1,165,725
		4,885,280

The accompanying notes are an integral part of these financial statements.

Tech Hardware & Semiconductors - 13.4% Ciena Corp.(a)	5,906	$3,115,887
Entegris, Inc.	16,368	2,314,108
MACOM Technology Solutions Holdings, Inc.(a)	10,415	2,932,968
MKS, Inc.	11,512	3,266,530
TD SYNNEX Corp.	11,572	2,640,499
Teledyne Technologies, Inc.(a)	4,866	3,142,706
		17,412,698

Telecommunications - 1.5% Lumen Technologies, Inc.(a)	226,984	2,006,539

Utilities - 5.0% Clearway Energy, Inc. - Class C	46,464	1,875,287
CMS Energy Corp.	21,797	1,672,702
IDACORP, Inc.	20,356	3,007,395
		6,555,384

TOTAL COMMON STOCKS (Cost $107,943,978)		128,870,935

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(b)	1,834,013	1,834,013

TOTAL SHORT-TERM INVESTMENTS (Cost $1,834,013)		1,834,013

TOTAL INVESTMENTS - 100.2% (Cost $109,777,991)		$130,704,948
Liabilities in Excess of Other Assets - (0.2)%		(296,936)
TOTAL NET ASSETS - 100.0%		$130,408,012
Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	Hilton BDC Corporate Bond ETF	Hilton Small-MidCap Opportunity ETF
ASSETS: Investments, at value (cost $85,758,942 and $109,777,991) (Note 2)	$84,598,316	$130,704,949
Interest receivable	1,130,346	3,580
Cash	13,754	163,800
Dividends receivable	–	14,463
Receivable for fund shares sold	–	1,482,000
Total assets	85,742,416	132,368,791

LIABILITIES: Payable to adviser (Note 4)	27,480	58,662
Payable for investments purchased	–	1,902,117
Other liabilities	1,118	–
Total liabilities	28,598	1,960,779
NET ASSETS	$85,713,818	$130,408,012

NET ASSETS CONSISTS OF: Paid-in capital	$87,207,599	$100,147,937
Total distributable earnings/(accumulated losses)	(1,493,781)	30,260,075
Total Net Assets	$85,713,818	$130,408,012

Net assets	$85,713,818	$130,408,012
Shares issued and outstanding(a)	3,475,000	4,400,000
Net asset value per share	$24.67	$29.64

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Periods Ended April 30, 2026 (Unaudited)

	Hilton BDC Corporate Bond ETF	Hilton Small-MidCap Opportunity ETF
INVESTMENT INCOME: Dividend income	$–	$587,004
Interest income	2,447,959	33,188
Total investment income	2,447,959	620,192

EXPENSES: Investment advisory fee (Note 4)	176,278	380,712
Total expenses	176,278	380,712
NET INVESTMENT INCOME (LOSS)	2,271,681	239,480

REALIZED AND UNREALIZED GAIN (LOSS) Net realized gain (loss) from: Investments	(358,714)	588,308
In-kind redemptions	(18,333)	8,771,733
Net realized gain (loss)	(377,047)	9,360,041
Net change in unrealized appreciation (depreciation) on: Investments	(1,179,785)	3,996,442
Net change in unrealized appreciation (depreciation)	(1,179,785)	3,996,442
Net realized and unrealized gain (loss)	(1,556,832)	13,356,483
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$714,849	$13,595,963

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Hilton BDC Corporate Bond ETF		Hilton Small-MidCap Opportunity ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$2,271,681	$877,474	$239,480	$543,585
Net realized gain (loss)	(377,047)	(27,750)	9,360,041	1,292,966
Net change in unrealized appreciation (depreciation)	(1,179,785)	19,159	3,996,442	7,245,237
Net increase (decrease) in net assets resulting from operations	714,849	868,883	13,595,963	9,081,788
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions to shareholders	(2,223,008)	(854,505)	(1,357,679)	(459,550)
Total distributions to shareholders	(2,223,008)	(854,505)	(1,357,679)	(459,550)
CAPITAL TRANSACTIONS:
Subscriptions	23,175,620	84,528,963	26,457,852	24,454,945
Redemptions	(20,494,950)	–	(33,088,567)	(1,906,832)
ETF transaction fees (Note 8)	(2,034)	–	–	–
Net increase (decrease) in net assets
from capital transactions	2,678,636	84,528,963	(6,630,715)	22,548,113

NET INCREASE (DECREASE) IN NET ASSETS	1,170,477	84,543,341	5,607,569	31,170,351
NET ASSETS:
Beginning of the period	84,543,341	–	124,800,443	93,630,092
End of the period	$85,713,818	$84,543,341	$130,408,012	$124,800,443
SHARES TRANSACTIONS
Subscriptions	925,000	3,375,000	950,000	950,000
Redemptions	(825,000)	–	(1,200,000)	(75,000)
Total increase (decrease) in shares outstanding	100,000	3,375,000	(250,000)	875,000

(a) Inception date of the Fund was June 10, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Hilton BDC Corporate Bond ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.05	$25.00

INVESTMENTS OPERATIONS: Net investment income (loss)(b)	0.62	0.49
Net realized and unrealized gain (loss)(c)	(0.39)	(0.04)
Total from investment operations	0.23	0.45

LESS DISTRIBUTIONS FROM: Net investment income	(0.61)	(0.40)
Total distributions	(0.61)	(0.40)

CAPITAL TRANSACTIONS: ETF transaction fees per share	0.00(d)	–
Net asset value, end of period	$24.67	$25.05
TOTAL RETURN(e)	0.92%	1.80%

SUPPLEMENTAL DATA AND RATIOS: Net assets, end of period (in thousands)	$85,714	$84,543
Ratio of expenses to average net assets(f)	0.39%	0.39%
Ratio of net investment income to average net assets(f)	5.03%	5.01%
Portfolio turnover rate(e)(g)	25%	23%

(a)	Inception date of the Fund was June 10, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Hilton Small-MidCap Opportunity ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$26.84	$24.80	$20.00

INVESTMENTS OPERATIONS: Net investment income (loss)(b)	0.05	0.13	0.10
Net realized and unrealized gain (loss)(c)	3.02	2.03	4.71
Total from investment operations	3.07	2.16	4.81

LESS DISTRIBUTIONS FROM: Net investment income	(0.27)	(0.12)	(0.01)
Total distributions	(0.27)	(0.12)	(0.01)

Net asset value, end of period	$29.64	$26.84	$24.80
TOTAL RETURN(d)	11.54%	8.70%	24.08%

SUPPLEMENTAL DATA AND RATIOS: Net assets, end of period (in thousands)	$130,408	$124,800	$93,630
Ratio of expenses to average net assets(e)	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets(e)	0.35%	0.50%	0.47%
Portfolio turnover rate(d)(f)	16%	26%	15%

(a)	Inception date of the Fund was November 28, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

April 30, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The Hilton ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are series of shares of beneficial interest of Tidal Trust II (the “Trust”). The Hilton BDC Corporate Bond ETF is a non-diversified series and Hilton Small-MidCap Opportunity ETF is a diversified series of the Trust. The Trust was organized as a Delaware statutory trust on January 13, 2022 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Hilton Capital Management, LLC (the “Sub-Adviser”), serves as investment sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies”.

Fund	Commencement Date
Hilton BDC Corporate Bond ETF (the “HBDC ETF”)	June 10, 2025
Hilton Small-MidCap Opportunity ETF (the “SMCO ETF”)	November 28, 2023

The investment objective of the HBDC ETF is to seek to track the performance, before fees and expenses, of the Solactive Hilton Capital BDC Corporate Bond TR Index (the “Index”). The investment objective of the SMCO ETF is to seek long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Notes to Financial Statements

April 30, 2026 (Unaudited)

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2026:

HBDC ETF

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$84,535,858	$–	$84,535,858
Money Market Funds	62,458	–	–	62,458
Total Investments	$62,458	$84,535,858	$–	$84,598,316

SMCO ETF

	Level 1	Level 2	Level 3	Total
Investments: Common Stocks	$128,870,935	$–	$–	$128,870,935
Money Market Funds	1,834,013	–	–	1,834,013
Total Investments	$130,704,948	$–	$–	$130,704,948

Refer to the Schedules of Investments for further disaggregation of investment categories.

Notes to Financial Statements

April 30, 2026 (Unaudited)

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of April 30, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the HBDC ETF are declared and paid monthly. Distributions to shareholders from net investment income, if any, for the SMCO ETF are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Notes to Financial Statements

April 30, 2026 (Unaudited)

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Credit Risk (HBDC ETF Only). Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

Economic and Market Risk (SMCO ETF Only). Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Equity Market Risk (SMCO ETF Only). By virtue of the Fund’s investments in equity securities the Fund is exposed to equity securities both directly and indirectly which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Fixed-Income Securities Risk (HBDC ETF Only). The prices of fixed-income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed-income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower-rated securities are more volatile than shorter- term and higher-rated securities.

Interest Rate Risk (HBDC ETF Only). Generally fixed-income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a one-year duration would be expected to drop by approximately 1% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.

Market Capitalization Risks (SMCO ETF Only).

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization companies or the stock market as a whole. Some medium capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

Notes to Financial Statements

April 30, 2026 (Unaudited)

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. Some small-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to mid- and large-capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
HBDC ETF	0.39%
SMCO ETF	0.55%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for periods ended April 30, 2026 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to the individual sub-advisory agreements between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is responsible for monitoring the Index’s composition, evaluating bond liquidity and market conditions, and overseeing the HBDC ETF’s passive strategy to minimize tracking error risk while seeking efficient Index replication, subject to supervision of the Adviser and the Board. The Sub-Adviser will provide recommendations to the Adviser regarding Index tracking and rebalancing considerations. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.24% of the HDBC ETF’s and 0.55% of the SMCO ETF’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligations for a portion of the Funds’ expenses, the Adviser has agreed to pay the Sub-Adviser a corresponding share of the profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Notes to Financial Statements

April 30, 2026 (Unaudited)

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of their Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

Notes to Financial Statements

April 30, 2026 (Unaudited)

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the periods ended April 30, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
HBDC ETF	$25,331,797	$20,785,290
SMCO ETF	22,291,318	22,842,921

For the year/period ended April 30, 2026, there were no purchases or sales of long-term U.S. government securities.

For the periods ended April 30, 2026, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
HBDC ETF	$18,071,848	$14,986,982
SMCO ETF	25,970,510	32,420,396

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended April 30, 2026 were as follows:

Distributions paid from:	April 30, 2026	October 31, 2025
HBDC ETF Ordinary Income	$2,223,008	$854,505
SMCO ETF Ordinary Income	$1,357,679	$459,550

As of the most recent fiscal periods ended October 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	HBDC ETF	SMCO ETF
Cost of investments(a)	$83,477,193	$107,990,412
Gross tax unrealized appreciation	219,033	26,838,397
Gross tax unrealized depreciation	(225,773)	(9,994,868)
Net tax unrealized appreciation (depreciation)	(6,740)	16,843,529
Undistributed ordinary income (loss) Undistributed long-term capital gain (loss)	21,118 –	1,178,262 –
Total distributable earnings	21,118	1,178,262
Other accumulated gain (loss)	–	–
Total distributable earnings/(accumulated losses)	$14,378	$18,021,791

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal periods ended October 31, 2025, the Funds had not elected to defer any post-October or late-year losses.

As of the most recent fiscal periods ended October 31, 2025, the Funds had no long-term or short-term capital loss carryovers.

Notes to Financial Statements

April 30, 2026 (Unaudited)

NOTE 8 - SHARES TRANSACTIONS

Shares of the HBDC ETF and the SMCO ETF are listed and traded on the NASDAQ. Market prices for the Shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds are stated below:

Fund	Transaction Fee
HBDC ETF	$500
SMCO ETF	300

The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital Shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 10 - NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Funds have adopted ASU 2023-09, which is not expected to have a material impact on the Funds’ financial statements or disclosures.

Notes to Financial Statements

April 30, 2026 (Unaudited)

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 27, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of the renewal of:

● the Investment Advisory Agreement (an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the Fund;

● a Sub-Advisory Agreement between the Adviser and Hilton Capital Management, LLC (“Hilton) with respect to the Hilton ETF;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Advisers.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to each Fund’s shareholders by the Adviser and Sub-Advisers; (ii) the costs of the services provided and the profits realized by the Adviser and Sub-Advisers from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Advisers and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on June 30, 2025, meetings held on August 6 and August 7, 2025, and the meeting held on August 27, 2025. Among other things, each of the Adviser and Sub- Advisers provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services Provided. The Trustees considered the nature, extent and quality of services provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services provided by the Adviser and Sub-Advisers, the Board reviewed the Adviser’s and each Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with each ETF. The Board also considered other services provided to the Funds by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board considered the investment performance of each Fund against relevant benchmarks, such as the Fund’s stated investment objectives, a comparative peer group of similar funds and/or its respective securities benchmark index, as deemed appropriate by the Board. In doing so, the Board recognized that many of the Funds have specialized strategies that have specific targeted goals while others may have more generalized strategies but are significantly different from other funds in the same investment universe. In these circumstances, the Board considered that it was t difficult to fairly benchmark performance against peers and also took into account that certain Funds had a very limited universe of peers. In these circumstances the Board placed greater emphasis on other means of measuring performance. The Board considered that each Fund was relatively new and had not been in operation for a sufficient time period to establish a meaningful track record.

The Board reviewed each Fund’s performance on a case-by-case basis. The Board also took into account that each Fund’s track record was measured as of a specified date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming or not meeting its investment goals, the Board also considered the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected future market conditions. A summary of each Fund’s performance track record as of May 30, 2025, is provided below:

For Hilton Small-MidCap Opportunity ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Trustees further took into account that many of the Funds had distinctive investment strategies and styles which resulted in the Funds being significantly different from many of the funds in the comparative universe, which made certain peer group analysis less relevant from an expense perspective. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources.

The Board’s overall assessment with respect to each Fund was that, taking into account the considerations noted below, the total expense ratio to be paid by investors in the Fund, which is most representative of an investor’s net experience, was fair and reasonable.

For Hilton Small-MidCap Opportunity ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median.

The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with each of the Funds, and concluded that many of the Funds was profitable to the Adviser, the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business. In considering profitability, the Board discuss and considered the methodology used by the Adviser in calculating profit margins but also considered other elements relevant to discussions of profitability, such as the entrepreneurial risk undertaken by the Adviser in launching and maintaining the Funds.

The Board also reviewed the sub-advisory fee paid to each Sub-Adviser for its services under the Sub-Advisory Agreement. The Board considered this fee in light of the services each Sub-Adviser provides as investment sub-adviser to each of the Sub-advised Funds, as applicable. The Board determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. The Board also considered that each Fund had one or more sponsors, each which had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor(s) out of its profits. The Board concluded that the sub-advisory fee for each Sub-advised Fund was reasonable in light of the services rendered.

The Board discussed that as each Fund was relatively new, there were not yet any economies of scale to consider. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis.

The Board also considered that the sub-advisory fee paid to each Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and each Sub- Adviser.. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the respective Fund was not a material factor in their deliberations with respect to consideration of approval of each Sub-Advisory Agreement. The Board considered that, because the sub-advisory fee was paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the respective sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser provide to each Fund; and (c) agreed to approve renewal of the Advisory Agreement and Sub-Advisory Agreement for a term of one year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	July 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	July 9, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	July 9, 2026

* Print the name and title of each signing officer under his or her signature.